PURCHASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
PURCHASE COMMITMENTS
Schedule of commitments details

	As of December 31,
	2024	2023
Committed within one year	414,586	647,407
Committed beyond one year	576,986	630,408
	991,572	1,277,815